Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 9,032	$ 12,502
Less: Allowance for credit losses	(4,596)	(4,622)	$ (4,201)	$ (4,519)
Accounts receivable, net	$ 4,436	$ 7,880